Revenue - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Timing of revenue recognition
Revenue	$ 21,785,004	$ 20,605,425
TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	163,674	155,143
TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	8,980,736	9,345,960
MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	5,916,814	6,380,021
MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	6,723,780	4,724,301
Digital studio [Member]
Timing of revenue recognition
Revenue	9,854,528	8,458,650
Digital studio [Member] | TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue
Digital studio [Member] | TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	3,417,386	3,984,071
Digital studio [Member] | MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue
Digital studio [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	6,437,142	4,474,579
Media and branded content [Member]
Timing of revenue recognition
Revenue	5,908,242	6,820,291
Media and branded content [Member] | TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	163,674	155,143
Media and branded content [Member] | TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	1,463,827	2,118,923
Media and branded content [Member] | MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	3,994,103	4,296,503
Media and branded content [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	286,638	249,722
Technology [Member]
Timing of revenue recognition
Revenue	6,022,234	5,326,484
Technology [Member] | TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue
Technology [Member] | TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	4,099,523	3,242,966
Technology [Member] | MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	1,922,711	2,083,518
Technology [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue